Commitments And Contingencies	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
16.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases vehicles, machinery and a manufacturing facility under various capital leases. The Company also leases office equipment, vehicles and manufacturing and office facilities under various operating leases.

In 2018, the Company entered into a lease agreement for its corporate headquarters in Chicago, IL. The Company was responsible for costs to build out the office space and spent approximately $3.4 million in improvements to meet the Company’s needs. Based on the lease agreement and the changes made to the office space the Company concluded that it was the “deemed owner” of the building (for accounting purposes only) during the construction period. The Company recorded the build out costs as an asset with a corresponding build-to-suit liability while the building was under construction. Upon completion of the improvements to the building, the Company evaluated the derecognition of the asset and liability under the provisions of ASC 840-40, Leases—Sale-Leaseback Transactions. The Company determined that the lease does not meet the criteria for sale-leaseback accounting treatment, due to the Company’s continuing involvement in the project. As a result, the building is being accounted for as a financing obligation. The underlying assets amount to approximately $9.2 million. The Company determined its incremental borrowing rate for the purpose of calculating the interest and principal components of each lease payment was 8.4%.

Future minimum annual payments under noncancelable leases with initial or remaining noncancelable lease terms in excess of one year as of June 30, 2020 were as follows (in thousands):

	Capital	Financing	Operating
Remaining period of 2020	$405	$192	$446
2021	1,595	778	1,679
2022	1,439	788	1,303
2023	1,026	808	1,075
2024	648	827	709
Thereafter	2,789	4,607	307

Total Payments	$7,902	$8,000	$5,519

Less amount representing interest	(4,006)

Present value of minimum capital lease payments	$3,896

Total rent expense was approximately $1.1 million and $1.4 million in the nine months ended June 30, 2020 and 2019, respectively. The future minimum sublease income under a noncancelable sublease was $0.9 million at June 30, 2020.

Legal Proceedings

In the normal course of the Company’s business, it is at times subject to pending and threatened legal actions, in some cases for which the relief or damages sought may be substantial. Although the Company is not able to predict the outcome of such actions, after reviewing all pending and threatened actions with counsel and based on information currently available, management believes that the outcome of such actions, individually or in the aggregate, will not have a material adverse effect on the Company’s results of operations or financial position. However, it is possible that the ultimate resolution of such matters, if unfavorable, may be material to the Company’s results of operations in a particular future period as the time and amount of any resolution of such actions and its relationship to the future results of operations are not currently known. The Company accrues for losses when they are probable of occurrence and such losses are reasonably estimable. Legal costs expected to be incurred are accounted for as they are incurred.

Loss Contingencies

On June 18, 2018, the Company acquired Versatex. In connection with a contingent liability assumed by the Company in the acquisition, the Company recorded a contingent liability of $5.8 million as a measurement period adjustment to the opening balance sheet related to the assumption of a contingency related to an automobile accident involving a Versatex employee prior to the acquisition. The case was fully settled during the three months ended June 30, 2020 and payment of $5.8 million was made by the Company’s insurer to the claimants.

During the year ended September 30, 2019, the Company was made aware of a worker’s compensation case that became reasonably possible to give rise to a liability. The case is in discovery as the nature and extent of the Company’s exposure is currently being determined. The Company expects a range of loss of $0.4 million to $0.5 million. As of June 30, 2020, there are various other worker’s compensation and personal injury claims that have been made against the Company. All such claims are being contested and the Company does not believe a loss is probable; therefore, no reserve has been recorded related to these matters. In addition, the Company carries insurance for these types of matters and is expecting to recover thereon.

The Company is a party to various legal proceedings and claims, which arise in the ordinary course of business. As of June 30, 2020, the Company determined that there was not at least a reasonable possibility that it had incurred a material loss, or a material loss in excess of a recorded accrual, with respect to such proceedings.

Gain Contingency

During the quarter ended March 31, 2018, the Company paid a litigation settlement of $7.5 million. The Company had previously recorded a reserve in the same amount during the quarter ended March 31, 2017. The Company maintains specialty insurance policies. The Company filed claims under its insurance policies to recover the loss and legal defense costs. During the nine months ended June 30, 2019, the Company received $7.7 million as settlement of its claims under the specialty insurance policies. The settlement of $7.7 million is included in operating income for the nine months ended June 30, 2019.

15.	COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases vehicles, machinery and a manufacturing facility under various capital lease agreements. The Company also leases office space, manufacturing facilities, vehicles and office equipment under various operating lease agreements. During the year ended September 30, 2018, the Company subleased its Skokie, Illinois Corporate office space to facilitate a move to a new leased space in Chicago, Illinois during December 2018. The future minimum operating lease payments outlined below have not been reduced for anticipated future minimum sublease rentals of $1.1 million at September 30, 2019.

The future minimum annual payments under noncancelable leases with initial or remaining noncancelable lease terms in excess of one year as of September 30, 2019 were as follows:

(US dollars in thousands)	Capital	Financing	Operating
2020	$1,510	$459	$1,097
2021	1,454	769	848
2022	1,271	788	637
2023	841	808	417
2024	592	827	46
Thereafter	2,789	4,607	—

Total Payments	8,457	$8,258	$3,045

Less amount representing interest	(4,496)

Present value of minimum capital lease payments	$3,961

For operating leases, the related operating lease payments are expensed on a straight-line basis over the lease term, including, as applicable, any free-rent period during which the Company has the right to use the asset. For leases with renewal options where the renewal is reasonably assured, the lease term, including the renewal period, is used to determine the appropriate lease classification and to compute periodic rental expense. Total rent expense related to operating leases was approximately $1.3 million and $1.4 million for the years ended September 30, 2019 and 2018, respectively. Total future minimum sublease income under a noncancelable sublease was $1.1 million at September 30, 2019.

In 2018, the Company entered into a lease agreement for its corporate headquarters in Chicago, IL. The Company was responsible for costs to build out the office space and spent approximately $3.4 million in improvements to meet the Company’s needs. Based on the lease agreement and the changes made to the office space the Company concluded that it was the “deemed owner” of the building (for accounting purposes only) during the construction period. The Company recorded the build out costs as an asset with a corresponding build-to suit liability while the building was under construction. Upon completion of the improvements to the building, the Company evaluated the derecognition of the asset and liability under the provisions of ASC 840-40, Leases—Sale-Leaseback Transactions. The Company determined that the lease did not meet the criteria for sale-lease back accounting treatment, due to the Company’s continuing involvement in the project. As a result, the building is being accounted for as a financing obligation. The underlying assets amount to approximately $9.2 million. The Company determined that its incremental borrowing rate for the purpose of calculating the interest and principal components of each lease payment was 8.7%.

Raw Material and Fixed Asset Purchase Commitments

The Company fulfills requirements for raw materials under both purchase orders and supply contracts. In the year ended September 30, 2019, the Company purchased substantially all of its raw materials, other than resins, under purchase orders which do not involve long-term supply commitments.

Substantially all of the Company’s resins are purchased under supply contracts that may average approximately one to two years, for which pricing is variable based on certain industry-based market indices. The resin supply contracts are negotiated annually and generally provide that the Company is obligated to purchase a minimum amount of resins from each supplier. As of September 30, 2019, the Company has purchase commitments under material supply contracts of $5.6 million for the calendar year ending December 31, 2019.

As of September 30, 2019, and 2018, the Company had committed to purchase $0.7 million and $1.2 of equipment, respectively.

Legal Proceedings

In the normal course of the Company’s business, it is at times subject to pending and threatened legal actions, in some cases for which the relief or damages sought may be substantial. Although the Company is not able to predict the outcome of such actions, after reviewing all pending and threatened actions with counsel and based on information currently available, management believes that the outcome of such actions, individually or in the aggregate, will not have a material adverse effect on the Company’s results of operations or financial position. However, it is possible that the ultimate resolution of such matters, if unfavorable, may be material to the Company’s results of operations in a particular future period as the time and amount of any resolution of such actions and its relationship to the future results of operations are not currently known. The Company accrues for losses when they are probable of occurrence and such losses are reasonably estimable. Legal costs expected to be incurred are accounted for as they are incurred.

During the year ended September 30, 2017 the Company recorded a $7.5 million reserve for a counterclaim brought by a competitor. During the year ended September 30, 2018, the Company paid $7.5 million related to this reserve. In connection with this legal matter the Company is pursuing potential coverage with its insurance carriers. The Company maintains specialty insurance policies. The Company filed claims under its insurance policies to recover the loss and legal defense costs. Subsequent to September 30, 2018, the Company received $7.7 million as settlement of its claims under the specialty insurance policies. The settlement of $7.7 million is included in operating income during the 2019 fiscal year.

An additional legal matter involved a class action settlement related to certain legacy products and their performance and the Company recorded a separate $7.5 million reserve in respect of this matter. During the year ended September 30, 2018, the Company paid settlements of $5.6 million related to this reserve. After settlement of both matters the remaining balance of $1.9 million was reversed, resulting in a reduction in “Selling, general and administrative expense” in the Consolidated Statement of Comprehensive Income (Loss) during the year ended September 30, 2018.

On June 18, 2018, the Company acquired Versatex. In connection with a contingent liability assumed by the Company in the acquisition, the Company recorded a contingent liability of $5.8 million as a measurement period adjustment to the opening balance sheet related to the assumption of a contingency related to an automobile accident involving a Versatex employee prior to the acquisition. The case is currently in discovery as the nature and extent of the injuries involved are currently being determined. The trial date is set for September 2019. The Company recorded a $5.8 million accrual and a $5.8 million contingent insurance recovery as the insurance carrier verified the loss was covered under the related automobile insurance policy. Both the reserve and the recovery receivable were recorded as measurement period adjustments to the opening balance sheet. There was no impact to the Consolidated Statement of Comprehensive Income (Loss) during the year ended September 30, 2018. The contingent liability is presented in “Accrued expenses and other liabilities,” and the contingent receivable is presented as “Other current assets” in the Consolidated Balance Sheets as of September 30, 2019 and 2018.

During the year ended September 30, 2019, the Company was made aware of a worker’s compensation case that became reasonably possible to give rise to a liability. The case is in discovery as the nature and extent of the Company’s exposure is currently being determined. The Company expects a range of loss of $0.4 million to $0.5 million. As of September 30, 2019, and September 30, 2018, there are other various worker’s compensation and personal injury claims that have been made against the Company. All such claims are being contested and the Company does not believe a loss is probable; therefore, no reserve has been recorded related to these matters. In addition, the Company carries insurance for these types of matters and is expecting to recover thereon.

The Company is a party to various legal proceedings and claims, which arise in the ordinary course of business. As of September 30, 2019, the Company determined that there was not at least a reasonable possibility that it had incurred a material loss, or a material loss in excess of a recorded accrual, with respect to such proceedings.